Income Taxes - Schedule of Components of Deferred Tax Assets (Details) (10-K) - USD ($)	May 31, 2020	May 31, 2019
Income Tax Disclosure [Abstract]
Net Operating Loss	$ 770,000	$ 364,000
Impairment of cost method investment		38,000
Gross deferred tax asset	770,000	402,000
Less: Valuation allowance	(825,000)	(381,000)
Net deferred tax asset	55,000	21,000
Amortization of intangible assets	(55,000)	(21,000)
Net deferred assets/liabilities